SCHEDULE OF AGING OF RECEIVABLES (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total receivables	$ 1,041,582	$ 729,590
Current [member]
IfrsStatementLineItems [Line Items]
Total receivables	264,885	346,979
Later than one month and not later than two months [member]
IfrsStatementLineItems [Line Items]
Total receivables	271,836	150,575
Later than two months and not later than three months [member]
IfrsStatementLineItems [Line Items]
Total receivables	100,659	32,002
Later than three months [member]
IfrsStatementLineItems [Line Items]
Total receivables	$ 404,202	$ 200,034